LONG-TERM DEBT - 2015 Note (Details) - 2015 Note - USD ($) $ in Millions	Dec. 31, 2024	Sep. 30, 2015
LONG-TERM DEBT
Principal	$ 50.0	$ 50.0
Interest rate	4.15%